Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Related Party Transaction [Line Items]
Revenues from the related customer	$ 31,556	$ 33,433
Outstanding accounts receivable from the related customer	$ 0	$ 0
Minimum
Related Party Transaction [Line Items]
Percentage of Company's outstanding stock owned by entities affiliated with one of the Company's significant customers		5.00%